CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	May 24, 2023	Mar. 21, 2023	May 24, 2022	May 11, 2022	Jul. 06, 2019
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Share consolidation ratio	3.2	6	3.2	3.2	20